Restructuring Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost And Reserve [Line Items]
Restructuring payments	$ 107.0	$ 103.4	$ 28.6
EQIP [Member]
Restructuring Cost And Reserve [Line Items]
Expected completed date of restructuring program	Dec. 31, 2015
Restructuring payments	38.0
Restructuring expected accrual to pay	46
Restructuring expected accrual remaining to pay	10
Capital expenditures	11
EQIP [Member] | Minimum [Member]
Restructuring Cost And Reserve [Line Items]
Reduction in headcount, employees	550
Expected associated cost related to restructuring	190
Capital expenditure related to restructuring and associated activities	50
EQIP [Member] | Minimum [Member] | Severance and termination benefits [Member]
Restructuring Cost And Reserve [Line Items]
Expected associated cost related to restructuring	105
EQIP [Member] | Minimum [Member] | Facility relocation and closures [Member]
Restructuring Cost And Reserve [Line Items]
Expected associated cost related to restructuring	85
EQIP [Member] | Maximum [Member]
Restructuring Cost And Reserve [Line Items]
Reduction in headcount, employees	650
Expected associated cost related to restructuring	210
Capital expenditure related to restructuring and associated activities	55
EQIP [Member] | Maximum [Member] | Severance and termination benefits [Member]
Restructuring Cost And Reserve [Line Items]
Expected associated cost related to restructuring	120
EQIP [Member] | Maximum [Member] | Facility relocation and closures [Member]
Restructuring Cost And Reserve [Line Items]
Expected associated cost related to restructuring	90
IOP [Member]
Restructuring Cost And Reserve [Line Items]
Expected completed date of restructuring program	Dec. 31, 2015
Restructuring expected accrual to pay	24
Restructuring expected accrual remaining to pay	1
Capital expenditures	14	14	0
Asset impairment charges		12
Professional and consulting fees		6
Other costs		4
Cumulative cash payments	202
IOP [Member] | Stock Appreciation Rights Expense [Member]
Restructuring Cost And Reserve [Line Items]
Amount of stock appreciation rights that were issued	1	9
IOP [Member] | Food Care [Member]
Restructuring Cost And Reserve [Line Items]
Facility closure charges		4
IOP [Member] | Diversey Care [Member]
Restructuring Cost And Reserve [Line Items]
Facility closure charges		$ 8